Fixed Assets and Leasehold Improvements - Schedule of Fixed Assets and Leasehold Improvements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Fixed assets and leasehold improvements, gross	$ 271,189	$ 248,536
Less-Accumulated depreciation and amortization	176,963	152,245
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	94,226	96,290
Computer hardware and software [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
DEPRECIATION PERIOD	3 years
Fixed assets and leasehold improvements, gross	143,991	126,022
Leasehold improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Fixed assets and leasehold improvements, gross	105,897	101,018
Telephone systems [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
DEPRECIATION PERIOD	5 years
Fixed assets and leasehold improvements, gross	8,540	9,631
Furniture and fixtures [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
DEPRECIATION PERIOD	7 years
Fixed assets and leasehold improvements, gross	$ 12,761	$ 11,866